LOANS PAYABLE	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
LOANS PAYABLE	LOANS PAYABLE
Loans Payable in the accompanying Consolidated Statement of Financial Position is composed of the following:

			At December 31,
	Interest rate	Maturity	2022	2021
			(In thousands of US$)
Real Estate Partner loans	2% - 15%	2023	28,839	15,467
Bank and government loans	1% - 12%	2023	6,952	1,986
Other debt	5% - 10%	2023	1,887	2,005
Total current interest-bearing loans and borrowings			37,678	19,458

Non-current interest-bearing loans and borrowings:
Term Loan Agreement	18%	2023	—	34,276
Real Estate Partner loans	2% - 15%	2024 to 2042	59,939	60,352
Bank and government loans	1% - 12%	2024 to 2029	37,730	21,080
Other debt	5% - 10%	2025	327	14,006
Total non-current interest-bearing loans and borrowings			97,996	129,714

Denominated in the following currencies:
US dollars			69,717	90,761
Sterling			12,681	12,191
Colombian Peso			9	55
Brazilian Real			18,802	17,043
Israeli Shekels			25,542	8,484
Peruvian Sol			1,888	2,169
Australian Dollar			3,689	2,671
Euro			3,346	15,798
Total interest-bearing loans and borrowings			135,674	149,172
Interest expense on Loans Payable and Convertible Loans, included within Finance Costs in the accompanying Consolidated Statement of Profit or Loss are as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of $)
Interest expense on Term Loan Agreement	6,758	3,360	4,614
Interest expense on Real Estate Partner loans	13,391	11,444	5,384
Interest expense on Bank and Government loans	5,630	666	186
Interest expense on Bridge Loan Facility	8,413	—	—
Interest expense on Term Loan Note	1,120	—	—
Interest expense on other debt	534	92	216
Interest expense on 2020 convertible loan notes (see Note 21)	35,855	25,161	8,469
Total interest expense on loans	71,701	40,723	18,869

Term Loan Agreement

In January 2018, the Company, as the borrower, entered into a Term Loan Agreement (as amended from time to time, the “Term Loan Agreement”), together with Selina Hospitality Operations Mexico, S.A. de C.V., Selina Operation One (1), S.A. (“Selina One”), the lenders thereunder, including Cibanco, S.A. Institución de Banca Múltiple, Gomez Cayman SPV Limited and 166 2nd LLC, as well as the security agent, GLAS Trust Corporation Limited.

The facility accrued interest at a rate of 12% per annum until the end of April 2021 and increases by 2% each three-month period starting from May 1, 2021, such interest rate not to exceed 18% in total.

In March and April 2020, the Group signed a cashless rollover agreement with three lenders. As a result, $30,297 thousand were rolled over from the existing loans into a convertible instrument (described below in Note 21). Since the terms of the Term Loan and the Convertible Note (CLN 2020) were substantially different, the Company treated this roll over as an extinguishment of debt in accordance with IFRS 9, Financial Instruments, and a gain on extinguishment of debt of $2,669 thousand was registered in the 2020 Consolidated Statement of Profit or Loss (see Note 6).

For the remaining balance of the loan, Selina has the prepayment option or option to repay the Term Loan without any penalty or premia and the lenders have the right to convert their debt outstanding under the Term Loan Agreement into debt under the Convertible Note Instrument (CLN 2020) to be exercised within a limited six-month window from April 30, 2021. In July 2021, the Term Loan Agreement was amended to provide for, among other things, the automatic conversion of the loan into equity in the Company upon the consummation of an Equity Financing, with such conversion to occur at a discount to the share price utilized for the Equity Financing depending on the valuation of the Company at that time, and the Company’s right, to be exercised within a limited window following the conversion trigger, to repay the debt at par value plus a prepayment fee of 40% of the amount due. In October 2021, the Term Loan was amended again, which amendment became effective on December 2, 2021, to modify the automatic conversion trigger and the parameters for an Equity Financing transaction in particular, and to incorporate fee letters that provide for the payment to the lenders of certain fees should the Company undergo a public listing under certain circumstances (“IPO Transaction”). The Company treated these amendments as an extinguishment of debt in accordance with IFRS 9, Financial Instruments, and a loss on extinguishment of debt of $18,485 thousand was registered in the 2021 Consolidated Statement of Profit or Loss (see Note 6).

	Year ended December 31, 2022	Year ended December 31, 2021
	(In thousands of US$)	(In thousands of US$)
Debt component of the Term Loan at closing	34,276	30,916
Interest charged (using effective interest rate)	6,758	3,360
Conversion to equity in October 2022	(41,034)	—
Carrying amount of the loan payable component at December 31	—	34,276
Automatic Conversion component / Prepayment option at 1.4	15,882	21,192
(Gain) loss from revaluation to fair value through profit and loss	2,593	(5,310)
Conversion to equity in October 2022	(18,475)	—
Carrying amount of the derivatives financial liabilities components at December 31	—	15,882
The carrying amount for the Term Loan, as of December 31, 2021, at amortized cost, was $34,276 thousand. In October 2022, all amounts under the Term Loan Agreement converted into equity upon completion of the Business Combination (BCA) as described in Notes 1 c) and 14. The interest rate in 2022 and 2021 was 18%. Interest payments were capitalized every three-month period.
The facility included customary representations, warranties, covenants, indemnities, reporting requirements and restrictions, including a negative pledge relating to the Company’s ability to incur additional debt, and is secured by a guarantee by Selina One as well as a pledge of the shares of Selina One by the Company.
Real Estate Partner loans
The Company’s subsidiaries have entered into agreements with local capital partners that provide funding to the group to allow it to lease and convert properties into Selina branded properties. These funding arrangements are often structured as loans, in exchange for which the local capital partners receive a yield or interest on such amounts, often together with a portion of the profits of projects which are funded through such a structure. In some cases, for strategic transactions, these loans are secured. As of December 31, 2022, the outstanding amount of these long- term partner loans total $88,778 thousand ($75,819 thousand as of December 31, 2021).
Included within these loans are the following transactions closed during the year ended December 31, 2022:

-    In February 2022 the Group borrowed in Australia $1,274 thousand as the second disbursement of a loan ($2,786 thousand in 2021). The currency of the loan is Australian Dollar. Interest rate is 9.75%. The outstanding amount as of December 31, 2022 is $3,818 thousand. Maturity is in 2027.

-    In February 2022 the Group entered into a purchase and sale agreement for the sale of a property, land and building in the United States, subject to certain conditions as the applicable municipal authorities’ approval of the site plan for redevelopment of the property, among others. The total selling price of the property is $3,000 thousand. Furthermore, in March 2022 the Group borrowed in the United States $3,000 thousand. The currency of the loan is US Dollar. Interest rate is 6% during the first 6 months and 12% during the course of the remaining period. The outstanding amount as of December 31, 2022 is $3,186 thousand. Maturity is in 2023. If, prior to the Maturity Date, Borrower satisfies all conditions to closing on the sale of the property pursuant to the Purchase and Sale Agreement between Borrower and Lender then Borrower’s obligation to pay the outstanding balance of the Original Loan shall thereupon be cancelled and such outstanding balance shall instead be applied by Lender in payment of the purchase price to acquire the property pursuant to the PSA.

-    In April 2022, the Group received in the USA a loan for a hotel in Washington, D.C. The currency of the loan is Pound Sterling. Interest rate is 3-Month LIBOR plus a margin of 8.45%. The outstanding amount as of December 31, 2022 was $487 thousand. Maturity is in 2040.

-    In May 2022 the Group borrowed in Morocco US $1,680 thousand. The currency of the loan is Euro. Interest rate is 5%. The loan was fully repaid on December 2022.

-    In September and October 2022, the Group received in the UK a loan for a hotel in Margate. The currency of the loan is Pound Sterling. Interest rate is 9%. The outstanding amount as of December 31, 2022 was $657 thousand. Maturity is in 2027.

-    In the second half of 2022, the Group received a loan for a hotel refurbishment in Germany. The currency of the loan is Euro. Interest rate is 2%. The outstanding amount as of December 31, 2022 was $1,958 thousand. Maturity is in 2026.

-    During 2022 and 2021 the Group also borrowed from real estate partners for hotels located in Israel. The currency is Israeli New Shekel. The outstanding amount as of December 31, 2022 is $17.2 million. ($6 million as of December 31, 2021). Maturity ranges from 2023 to 2042.

Included within these loans are the following transactions closed during the year ended December 31, 2021:
-    In July 2021, the Group received in Greece a loan for the Theatrou Hotel. The currency is Euro and the maturity is in 2040. Interest rate is 5%. The outstanding amount as of December 31, 2022 is $1,387 thousand ($1,743 thousand as of December 31, 2021).

-    In Brazil the Group also received during 2021 additional proceeds of $5,962 thousand for hotels located in Brazil. The currency is Brazilian Real. The interest rate for the facility is 8% and the maturity occurs in 2042. The outstanding amount of all borrowings in Brazil as of December 31, 2022 is $18,802 thousand.($16,910 thousand as of December 31, 2021).
Bank and Government Loans

a.IDB Loan
Furthermore, on November 20, 2020, Selina Global Services Spain, S.L., a wholly-owned subsidiary of the Company, as the borrower, Selina One and Inter- American Investment Corporation (“IDB Invest”), as the lender, entered into a Loan Agreement and related documentation (“IDB Facility”) pursuant to which IDB Invest has agreed to extend to the borrower, together with a participant lender, loans in the aggregate principal amount of $50 million. The borrower has a right to request a disbursement once per quarter, subject to certain debt covenants and conditions precedent being satisfied. The interest rate for the loans is LIBOR plus a 7.5% margin, and the facility also contains commitment, front-end, mobilization, cancellation and exit fees.

During the course of 2021, collateral was put into place to secure repayment of the loan, including collateral provided by the Company, such as a parent company guarantee and a pledge over the Company’s shares in the borrower. As of December 31, 2020 the Company had not drawn any amounts under this facility. The outstanding amount (including accrued interest) under this facility was $31.3 million and $14.6 million as of December 31, 2022 and December 31, 2021, respectively.

In December 2022, the Company made effective a cash deposit of $2,045 thousand within a debt service reserve account in order to comply with its contractual obligations. The Company must maintain this deposit at all times with an amount equal to the debt service reserve requirement. Therefore, the cash and cash equivalents disclosed in the Consolidated Statement of Cash flows includes the $2,045 thousand which is held in a debt service reserve account for the loan.

The loan documentation has affirmative and negative covenants, including detailed environmental, social and governance requirements indemnification provisions, representations and warranties and reporting obligations commensurate with development bank credit facilities. On December 22, 2022, IDB Invest amended the Loan Agreement where the existing covenants metrics were reset, being Selina compliant with financial covenants as of December 31, 2022. On March 27, the financial covenants contained in the Loan Agreement were subsequently amended by IDB Invest for the periods ended March 30, 2023 and June 30, 2023. There are no assurances that IDB Invest will agree to future amendments of financial covenants.
The loan is guaranteed by, among other things, the Company and various subsidiary companies, as affiliate guarantors, as well as pledges over the shares and bank accounts of certain subsidiary companies, mainly those located in Brazil, Mexico, Colombia, Costa Rica, Panama and Ecuador.
The maturity date is December 15, 2027 and the facility includes various mandatory repayment obligations and voluntary prepayment rights.

b.Other Loans
In April and May of 2020, the Group borrowed $1,832 thousand from JP Morgan Chase Bank and TD Bank through the PPP. In March 2021, Selina also borrowed $2,000 thousand from TD Bank through the PPP. The PPP provides loans to qualifying businesses in amounts up to 2.5 times their average monthly payroll expenses and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the COVID-19 pandemic. PPP loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (eight or twenty-four weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent, and utilities. The forgiveness amount will be reduced if the borrower terminates employees or reduces salaries and wages more than 25% during the covered period. Any unforgiven portion is payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrower’s loan forgiveness amount to the lender, or, if the borrower does not apply for forgiveness, ten months after the end of the covered period. PPP loan terms provide for customary events of default, including payment defaults, breaches of representations and warranties, and insolvency events and may be accelerated upon the occurrence of one or more of these events of default. Additionally, PPP loan terms do not include prepayment penalties. The outstanding balance of these loans as of December 31, 2022 is $2,390 thousand ($3,498 thousand as of December 31, 2021). The amount which has been forgiven during 2022 is $1,113 thousand and during 2021 was $374 thousand. The maturity date on these loans ranges between 2023 and 2025.
The Group also borrowed $469 thousand in Peru in May 2020 from the Banco de Credito del Peru. These loans are part of the program Reactiva Peru. The currency of the loans is the Peruvian Sol. The interest rate is 1%. Repayments began in June 2021 with monthly repayments of principal and interest. Maturity is in May 2023. As of December 31, 2022 and 2021, $94 thousand and $302 thousand, respectively, were outstanding under these loans.
In December 2019, the Group borrowed $2,500 thousand from Banistmo Bank through a non-revolving credit facility. The interest rate is 6 month SOFR + 4.75% margin and the maturity is in 2026. In December 2019, the Group also arranged with Banistmo Bank a revolving credit facility of $1.5 million. Interest rate is 6 month SOFR + 4.50% margin and the maturity is in 2024. As of December 31, 2022 and 2021, $3,406 thousand and $4,053 thousand, respectively, were outstanding under these loans.
Additionally, in November 2021 the Group fully repaid the $1,617 thousand loan with the Bank of Costa Rica.
During 2022 the Group has also borrowed in Israel from Bank Mizrahi-Tefahot and in 2021 from Leumi Bank. The currency is Israeli New Shekel. Interest rate ranges from 3% to 8%. Maturity ranges from 2022 to 2029. The outstanding balance as of December 31, 2022 is $7,438 thousand and as of December 31, 2021 was $1,103 thousand.

Other debt
a.Bridge Loan Facility

In November 2021, the Group entered into a committed bridge loan facility. The interest rate on each draw is 10%, payable up front, and the lenders are entitled to receive warrants issued by the Company in an amount equivalent to 15% of the amount drawn. In April 2022, the Company drew a total amount of $10 million under the facility. In May 2022, the Company drew the remaining $15 million from the facility (as of December 31, 2021 the Company had not yet drawn any amounts under this facility). Draws under the facility were fully repaid upon the closing of the Business Combination (BCA) as described in Notes 1 c) and 14.

In October 2022, the Bridge Loan Facility warrants converted into equity upon the closing of the Business Combination by a total amount of $3.7 million. The loss from revaluation of the Bridge Loan Facility warrants instrument to fair value through the profit and loss since inception to conversion totalised $0.4 million that was registered in the 2022 Consolidated Statement of Profit or Loss (see Note 6).
b.Term Loan Note

On April 14, 2022, Selina Management Company UK Ltd (“SMCUK”), a subsidiary of Selina, as the borrower, and Guines LLC, as the lender, entered into an unsecured Term Loan Note and Guaranty agreement (“Term Loan”) pursuant to which SMC UK borrowed $5 million, which Term Loan was guaranteed by certain subsidiaries of Selina. The principal amount was repaid in June 2022. An interest charge of $100,000 was earned by the lender upon, and deducted from, the funding of the loan proceeds and an additional interest charge of $1 million was paid upon the closing of the Business Combination. The Term Loan Note contained customary representations, warranties and covenants. There was not any outstanding amount as of December 31, 2022.
c.PIPE Investor advanced funding

As stated in the Note 1 c), on December 2, 2021, the Group announced that it had entered into PIPE subscription agreements in respect of $55.45 million of investment and a $15 million equity backstop from Bet on America Holdings LLC, the managing member of BOA's sponsor.
Between December 2021 and October 2022, various PIPE investors pre-funded their subscription amounts (totaling $49.2 million) in exchange for early payment fees paid in additional shares upon closing of the Business Combination.